Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

	2014	2013
Net income before income tax	$20,728	$6,851
US federal income tax rate	35%	35%

Expected U.S. Federal income tax (recovery)	7,254	2,398
Permanent differences / discrete items	312	92
State income tax (net of federal benefit)	314	115
Valuation Allowance	(2,438)	(620)
Non-controlling interests	(4,572)	(1,917)
Others	(390)	109

Total tax expense	$480	$177

Schedule of Deferred Tax Assets and Liabilities

	2014	2013
Deferred tax assets:
Goodwill	$17,993	$20,844
Intangibles	1,214	1,459
U.S. non-capital losses	14,063	12,398
Interest carry-forward	1,391	1,391
Non-capital losses	9,539	10,735
Allowance for bad debts	408	406
Reduction of carrying amount of deferred tax assets	(44,608)	(47,233)

Net deferred tax assets	$—	$—